UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-1674
                                   ------------


             IDS Life Variable Annuity Fund B (Individual and Group)
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


     Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-3678
                                                    -----------------

Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    6/30
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Item 1. Reports to Shareholders.

(logo)
American
  Express
 Annuities

                           IDS Life Variable Annuity
                           Fund B

Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

                                                          2003 SEMIANNUAL REPORT
                                                                   June 30, 2003

(logo)
AMERICAN
 EXPRESS

Portfolio Management Q & A

Q: How did IDS Life Variable Annuity Fund B perform for the six-month period ended June 30, 2003?

A: For the six months ended June 30, 2003, IDS Life Variable Annuity Fund B (excluding sales charges and fees) rose 14.94% compared to the S&P 500 Index, which increased 11.76%.

Q: What factors most affected performance during the semiannual period?

A: The S&P 500 Index gained ground for the six months ended June 30, 2003, driven primarily by positive investor sentiment toward the outlook for the economy following a coalition military victory in Iraq. Those cyclical sectors expected to benefit most from an upturn in economic growth produced the strongest returns, namely technology and consumer discretionary. Utilities also performed well during the semiannual period. Utilities, which historically provide generous dividend yields, were buoyed by decreasing bond yields and the passage in May 2003 of dividend tax reform.

The Fund benefited most from effective individual stock selection rather than from sector allocation. In fact, relative to the S&P 500 the Fund was significantly underweight both technology and utilities and only moderately overweight consumer discretionary during the semiannual period. However, several of the Fund's largest positions performed well including Cendant, Pfizer, Wyeth, McKesson, and Amerisource. Cendant owns real estate, leisure and travel businesses. The remaining names are in the health care sector. Other stocks that boosted Fund performance during the period were diversified among a broad spectrum of sectors. These included media giant AOL Time Warner, fast food restaurant operator McDonald's, technology leader Sun Microsystems and copper mining company Freeport McMoran.

Of course, some stocks in the portfolio disappointed. The government-sponsored enterprise Fannie Mae (Federal National Mortgage Association) declined in value. So, too, did oil service company Transocean. The Fund continued to hold each of these securities, as we look at companies' long-term earnings and growth prospects. The Fund was also negatively affected by not holding the strongly performing technology company Cisco Systems in its portfolio.

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2   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Q: What changes did you make to the portfolio and how is it currently positioned?

A: The most significant change made to the portfolio during the semiannual period was a shift from a modest underweighting to a moderate overweighting relative to the S&P 500 in the consumer discretionary sector, with a particular emphasis on media companies. Media stocks had performed poorly early in the new year, apparently bottoming about mid-March 2003. Given that this industry tends to lead out of economic recessions, the Fund used this opportunity to buy or increase positions on weakness, identifying several compelling companies selling at bargain prices. The Fund focused on companies with strong brand positions. For example, the Fund added positions in entertainment & publishing company Viacom, broadband cable provider Comcast, ad agency Omnicom and satellite TV provider Echostar. The Fund also established new positions in Disney and newspaper publishers Tribune and Scripps.

The Fund also trimmed shares in stocks that had reached our target price or had appreciated significantly. For example, the Fund's holdings in Cendant, Pfizer, Wyeth, McKesson and McDonald's were reduced.

From a sector perspective, the Fund was most concentrated in health care and industrials for the semiannual period overall, with more moderate overweightings relative to the S&P 500 in energy, materials and consumer discretionary. The Fund was underweight consumer staples, technology, financials, telecommunications and utilities.

Q: How will you manage the Fund in the coming months?

A: During the second quarter, the S&P 500 Index was up 15.39%, marking the largest single quarter gain for the Index in four years, a pace that is likely not sustainable. Investors were enthusiastic about the $350 billion U.S. tax cut scheduled to go into effect July 1, an accommodative Federal Reserve Board, and a declining dollar that benefited U.S. companies distributing products and services overseas. The Fund believes that earnings growth estimates have largely been calculated into stock prices already, especially in technology.

Given this view, the Fund remains committed to our bottom-up stock selection process and to a strict buy and sell discipline. We intend to continue selling stocks as their prices increase and to redeploy profits into stocks that we believe are undervalued with the potential for growth. The Fund evaluates stocks based on criteria such as return on capital, profits, cash flow, competitive dynamics, underlying business value, strong management, industry costs, government policy toward a particular sector and perhaps, most importantly, earnings growth rates.

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3   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

The 10 Largest Holdings

                             Percent               Value
                         (of net assets)   (as of June 30, 2003)
Pfizer                        6.9%             $22,655,111
Citigroup                     4.0               13,208,080
Wyeth                         4.0               13,132,065
AmerisourceBergen             3.8               12,524,610
Microsoft                     3.5               11,434,865
General Electric              3.3               10,803,756
Cardinal Health               3.0                9,915,060
ConocoPhillips                2.9                9,716,040
Cendant                       2.9                9,462,280
Procter & Gamble              2.7                8,873,410

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(pie chart)

The 10 holdings listed here  make up 37.0% of net assets

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4   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Statement of assets, liabilities and contract owners' equity
IDS Life Variable Annuity Fund B

June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $299,650,613)                                                             $327,760,835
Cash in bank on demand deposit                                                                      49,231
Dividends and interest receivable                                                                  311,071
Receivable for investment securities sold                                                        3,192,609
                                                                                                 ---------
Total assets                                                                                  $331,313,746
                                                                                              ------------
Liabilities
Payable for contract terminations                                                             $    103,022
Payable for investment securities purchased                                                        829,017
Mortality and expense risk assurance fee                                                            27,179
Investment management services fee                                                                  10,881
                                                                                                    ------
Total liabilities                                                                             $    970,099
                                                                                              ------------
Contract owners' equity
Contracts in accumulation period -- 12,492,903 units at $25.54 per unit (Note 5)              $319,013,774
Contracts in payment period                                                                     11,329,873
                                                                                                ----------
Total contract owners' equity                                                                  330,343,647
                                                                                               -----------
Total liabilities and contract owners' equity                                                 $331,313,746
                                                                                              ------------

See accompanying notes to financial statements.

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5   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Statement of operations
IDS Life Variable Annuity Fund B

Six months ended June 30, 2003 (Unaudited)
Investment income (loss) -- net
Income:
Dividends                                                                                      $ 1,935,566
Interest                                                                                           125,955
                                                                                                   -------
Total income                                                                                     2,061,521
                                                                                                 ---------
Expenses:
Mortality and expense risk assurance fee (Note 2)                                                1,544,010
Investment management services fee (Note 3)                                                        617,809
                                                                                                   -------
Total expenses                                                                                   2,161,819
                                                                                                 ---------
Investment income (loss) -- net                                                                   (100,298)
                                                                                                  --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on investments                                                         (8,720,055)
Net change in unrealized appreciation (depreciation) on investments                             52,479,377
                                                                                                ----------
Net gain (loss) on investments                                                                  43,759,322
                                                                                                ----------
Net increase (decrease) in contract owners' equity from operations                             $43,659,024
                                                                                               -----------

See accompanying notes to financial statements.

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6   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Statements of changes in contract owners' equity
IDS Life Variable Annuity Fund B
                                                                                 Six months ended        Year ended
                                                                                   June 30, 2003        Dec. 31, 2002
                                                                                    (Unaudited)
Operations
Investment income (loss) -- net                                                    $   (100,298)      $    (679,605)
Net realized gain (loss) on investments                                              (8,720,055)        (29,812,246)
Net change in unrealized appreciation (depreciation) on investments                  52,479,377         (86,381,167)
                                                                                     ----------         -----------
Net increase (decrease) in contract owners' equity from operations                   43,659,024        (116,873,018)
                                                                                     ----------        ------------
Contract transactions
Net contract purchase payments (Note 2)                                                 652,898           1,557,019
Repayment of temporary withdrawals                                                          160                  89
Net transfers from (to) fixed annuities                                              (5,188,459)        (14,309,213)
Actuarial adjustment for mortality assurance on annuities in payment period                  --           2,684,848
Contract termination payments and temporary withdrawals                             (22,027,198)        (69,588,115)
Annuity payments                                                                       (633,091)         (1,481,197)
                                                                                       --------          ----------
Net increase (decrease) from contract transactions                                  (27,195,690)        (81,136,569)
                                                                                    -----------         -----------
Net increase (decrease) in contract owners' equity                                   16,463,334        (198,009,587)
Contract owners' equity at beginning of period                                      313,880,313         511,889,900
                                                                                    -----------         -----------
Contract owners' equity at end of period                                           $330,343,647       $ 313,880,313
                                                                                   ------------       -------------

See accompanying notes to financial statements.

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7   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Notes to Financial Statements

IDS Life Variable Annuity Fund B
(Unaudited as to June 30, 2003)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

Investments in securities

Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves, among other things, references to market indexes, matrices and data from independent brokers.

Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

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8   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Option contracts

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

During the six months ended June 30, 2003, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding as of June 30, 2003.

Futures contracts

To gain exposure to or protect itself from market changes, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended June 30, 2003, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding as of June 30, 2003.

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9   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

There were no forward foreign currency exchange contracts outstanding as of June 30, 2003.

Variable payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by IDS Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal income taxes

IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

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10   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

2. MORTALITY AND EXPENSE RISK ASSURANCE FEE AND SALES CHARGES

IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense risk assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1% of the average daily net assets of the Fund.

Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $21,851 for the six months ended June 30, 2003 and $53,348 for the year ended Dec. 31, 2002. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.

3. INVESTMENT MANAGEMENT SERVICES AGREEMENT

The Fund has an agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

In addition to paying its own management fee, the Fund also pays all brokerage clearing fees and charges in the purchase and sale of assets. Brokerage charges are paid to AEFC for reimbursement of charges incurred in the purchase and sale of foreign securities.

4. SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $140,962,794 and $189,047,552, respectively, for the six months ended June 30, 2003. Net realized gains and losses on investments are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $540 for the six months ended June 30, 2003.

5. ACCUMULATION UNITS

The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                          Six months ended            Year ended
                                                            June 30, 2003            Dec. 31, 2002
Units outstanding at beginning of period                     13,656,987               16,994,797
Additions for contract purchase payments and repayments          28,538                   61,136
Net transfers from (to) fixed annuities                        (239,506)                (629,357)
Deductions for contract terminations and withdrawals           (953,116)              (2,769,589)
                                                               --------               ----------
Units outstanding at end of period                           12,492,903               13,656,987
                                                             ----------               ----------

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11   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Dec. 31,                                               2003(e)       2002         2001         2000        1999
Accumulation unit value at beginning of period                            $22.22       $29.42       $36.79       $38.85      $29.29
Income from investment operations(a):
Net investment income (loss)                                                (.01)        (.04)        (.13)        (.29)       (.29)
Net gains (losses) (both realized and unrealized)                           3.33        (7.16)       (7.24)       (1.77)       9.85
Total from investment operations                                            3.32        (7.20)       (7.37)       (2.06)       9.56
Accumulation unit value at end of period                                  $25.54       $22.22       $29.42       $36.79      $38.85
Total return(b)                                                           14.94%(d)   (24.47%)     (20.03%)      (5.30%)     32.64%

Ratios/supplemental data
Total contract owners' equity at end of period (000 omitted)            $330,344     $313,880     $511,890     $745,723    $908,999
Ratio of operating expenses to average daily net assets                    1.40%(c)     1.40%        1.40%        1.40%       1.40%
Ratio of net investment income (loss) to average daily net assets          (.06%)(c)    (.17%)       (.43%)       (.71%)      (.89%)
Portfolio turnover rate                                                      49%         187%          74%          79%          6%

Notes to financial highlights

(a) Per accumulation unit value amounts have been calculated using average accumulation units values outstanding method.

(b)  Total return does not reflect payment of a sales charge.

(c)  Adjusted to an annual basis.

(d)  Not annualized.

(e)  Six months ended June 30, 2003 (Unaudited).

The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract owners are paying into the Fund they are called "accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

The value of an annuity unit (assuming a 3.5% investment rate) was $7.85 as of June 30, 2003, $6.95 as of Dec. 31, 2002, $9.52 as of Dec. 31, 2001, $12.32 as
of Dec. 31, 2000 and $13.46 as of Dec. 31, 1999. The value of an annuity unit (assuming a 5% investment rate) was $4.78 as of June 30, 2003, $4.26 as of Dec. 31, 2002, $5.93 as of Dec. 31, 2001, $7.78 as of Dec. 31, 2000 and $8.63 as of
Dec. 31, 1999.

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12   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Investments in Securities

IDS Life Variable Annuity Fund B
June 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (90.4%)
Issuer                                          Shares             Value(a)

Aerospace & defense (2.3%)
Boeing                                          39,400           $1,352,208
Lockheed Martin                                 34,500            1,641,165
Rockwell Automation                             50,000            1,192,000
United Technologies                             47,600            3,371,508
Total                                                             7,556,881

Banks and savings & loans (0.5%)
U.S. Bancorp                                    70,400            1,724,800

Beverages & tobacco (5.1%)
Altria Group                                   160,500            7,293,120
Anheuser-Busch                                  31,900            1,628,495
PepsiCo                                        179,700            7,996,650
Total                                                            16,918,265

Chemicals (1.9%)
Dow Chemical                                   116,300            3,600,648
Lyondell Chemical                              132,200            1,788,666
Praxair                                         14,700              883,470
Total                                                             6,272,784

Communications equipment & services (0.5%)
EchoStar Communications Cl A                    49,800(b)         1,724,076

Computer software & services (3.5%)
Microsoft                                      446,500           11,434,865

Computers & office equipment (4.3%)
Affiliated Computer Services
   Cl A                                         34,700(b)         1,586,831
Dell Computer                                  103,000(b)         3,291,880
First Data                                     117,300            4,860,912
Sun Microsystems                               990,500(b)         4,556,300
Total                                                            14,295,923

Electronics (2.0%)
Analog Devices                                  27,900(b)           971,478
Intel                                          173,200            3,599,789
Taiwan Semiconductor
   Mfg ADR                                     212,700(c)         2,144,016
Total                                                             6,715,283

Energy (5.5%)
ConocoPhillips                                 177,300            9,716,040
Exxon Mobil                                    215,500            7,738,605
FirstEnergy                                     23,000              884,350
Total                                                            18,338,995

Energy equipment & services (2.3%)
Schlumberger                                    65,200            3,101,564
Transocean                                     209,700            4,607,109
Total                                                             7,708,673

Financial services (7.8%)
Capital One Financial                           16,600              816,388
Citigroup                                      308,600           13,208,080
Fannie Mae                                     112,500            7,587,000
MBNA                                            55,050            1,147,242
Merrill Lynch                                   44,300            2,067,924
Morgan Stanley                                  24,300            1,038,825
Total                                                            25,865,459

Health care (13.0%)
Amgen                                           49,200(b)         3,295,416
Boston Scientific                               22,100(b)         1,350,310
Medtronic                                       51,300            2,460,861
Pfizer                                         663,400           22,655,111
Wyeth                                          288,300           13,132,065
Total                                                            42,893,763

Health care services (7.5%)
AmerisourceBergen                              180,600           12,524,610
Cardinal Health                                154,200            9,915,060
McKesson                                        65,000            2,323,100
Total                                                            24,762,770

Household products (4.7%)
Avon Products                                   50,900            3,165,980
Kimberly-Clark                                  65,000            3,389,100
Procter & Gamble                                99,500            8,873,410
Total                                                            15,428,490

See accompanying notes to investments in securities.

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13   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Issuer                                          Shares             Value(a)

Industrial equipment & services (1.6%)
Caterpillar                                     63,500           $3,534,410
Illinois Tool Works                             26,200            1,725,270
Total                                                             5,259,680

Insurance (2.5%)
ACE                                             20,300(c)           696,087
American Intl Group                             79,900            4,408,882
Chubb                                           27,600            1,656,000
Travelers Property Casualty Cl A                91,800            1,459,620
Total                                                             8,220,589

Leisure time & entertainment (4.0%)
AOL Time Warner                                268,900(b)         4,326,601
Mattel                                         158,200            2,993,144
Viacom Cl B                                    133,800(b)         5,841,708
Total                                                            13,161,453

Media (4.1%)
Comcast Cl A                                    91,380(b)         2,757,848
Comcast Special Cl A                            92,800(b)         2,675,424
Disney (Walt)                                  172,900            3,414,775
Omnicom Group                                   28,700            2,057,790
Scripps (EW) Cl A                               12,850            1,140,052
Tribune                                         34,100            1,647,030
Total                                                            13,692,919

Metals (1.4%)
Freeport-McMoRan
   Copper & Gold Cl B                          145,400            3,562,300
Inco                                            46,000(b,c)         972,440
Total                                                             4,534,740

Multi-industry conglomerates (7.1%)
American Standard                               22,200(b)         1,641,246
Cendant                                        516,500(b)         9,462,280
General Electric                               376,700           10,803,756
Grainger (WW)                                   17,300              808,948
Tyco Intl                                       47,700(c)           905,346
Total                                                            23,621,576

Restaurants & lodging (0.9%)
McDonald's                                     129,100            2,847,946

Retail (6.1%)
Best Buy                                        48,400(b)         2,125,728
Circuit City Stores                            133,400            1,173,920
Dollar General                                  88,600            1,617,836
Home Depot                                     231,500            7,667,280
Kroger                                         102,900(b)         1,716,372
Target                                          23,200              877,888
Wal-Mart Stores                                 91,200            4,894,704
Total                                                            20,073,728

Transportation (0.9%)
Expeditors Intl of Washington                   41,900            1,451,416
United Parcel Service Cl B                      25,800            1,643,460
Total                                                             3,094,876

Utilities -- telephone (0.8%)
BellSouth                                       94,900            2,527,187

Total common stocks
(Cost: $270,564,733)                                           $298,675,721

See accompanying notes to investments in securities.

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14   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

Short-term securities (8.8%)
Issuer               Annualized                 Amount             Value(a)
                    yield on date             payable at
                     of purchase               maturity

U.S. government agencies (8.1%)
Federal Home Loan Bank Disc Nts
     07-18-03            1.16%               $3,500,000          $3,497,970
     08-01-03            1.14                   500,000             499,502
Federal Natl Mtge Assn Disc Nts
     07-02-03            1.15                 1,400,000           1,399,911
     07-02-03            1.18                 2,000,000           1,999,880
     07-09-03            1.16                 3,300,000           3,299,113
     07-25-03            0.95                10,000,000           9,993,402
     07-28-03            0.95                 6,200,000           6,195,418
Total                                                            26,885,196

Commercial paper (0.7%)
Variable Funding Capital
     07-01-03            1.35%               $2,200,000(d)       $2,199,918

Total short-term securities
(Cost: $29,085,880)                                             $29,085,114

Total investments in securities
(Cost: $299,650,613)(e)                                        $327,760,835

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of June 30, 2003, the value of foreign securities represented 1.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At June 30, 2003, the cost of securities for federal income tax purposes was $299,650,613 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $33,534,710
     Unrealized depreciation                                     (5,424,488)
                                                                 ----------
     Net unrealized appreciation                                $28,110,222
                                                                -----------

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15   IDS LIFE VARIABLE ANNUITY FUND B -- SEMIANNUAL

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

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(logo)
AMERICAN
 EXPRESS
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                                                                 S-6446 U (8/03)

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. Audit Committee Financial Expert. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a) Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

           (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  IDS Life Variable Annuity Fund B


By                        /s/ Timothy V. Bechtold
                          -----------------------
                              Timothy V. Bechtold
                              President and Principal Executive Officer

Date                          Aug. 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Timothy V. Bechtold
                          -----------------------
                              Timothy V. Bechtold
                              President and Principal Executive Officer

Date                          Aug. 27, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Aug. 27, 2003